Schedule of Fair Value Measurement Inputs and Valuation Techniques of Contingent Earnout Liability (Details) $ in Thousands	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent earnout liability, measurement input	5.52	5.01	8.45
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent earnout liability, measurement input	70.0	70.0	65.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent earnout liability, measurement input	3.9	4.3	3.9
Derivative liability, measurement input	4.3	4.4	5.4
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent earnout liability, measurement input	3.36	3.61	4.60
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent earnout liability, measurement input	0	(0)	(0)
Measurement Input Expected Draws [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected draws	$ 3,000	$ 2,000	$ 5,000
Measurement Input Expected Probably Of Draws [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	25	90	90